Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2016	Jan. 31, 2015	Jan. 31, 2014
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	$ (7,168)	$ (2,996)	$ (587)
Other comprehensive income (loss) before reclassifications	(4,434)	(4,187)	(2,426)
Amounts reclassified from accumulated other comprehensive income (loss)	5	15	17
Balances - end of period	(11,597)	(7,168)	(2,996)
Currency translation and other
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(7,011)	(2,999)	(155)
Other comprehensive income (loss) before reclassifications	(4,679)	(4,012)	(2,844)
Balances - end of period	(11,690)	(7,011)	(2,999)
Net investment hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	656	277	202
Other comprehensive income (loss) before reclassifications	366	379	75
Balances - end of period	1,022	656	277
Cash flow hedges
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(134)	336	129
Other comprehensive income (loss) before reclassifications	(217)	(496)	194
Amounts reclassified from accumulated other comprehensive income (loss)	15	26	13
Balances - end of period	(336)	(134)	336
Minimum pension liability
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balances - beginning of period	(679)	(610)	(763)
Other comprehensive income (loss) before reclassifications	96	(58)	149
Amounts reclassified from accumulated other comprehensive income (loss)	(10)	(11)	4
Balances - end of period	$ (593)	$ (679)	$ (610)